Benefit Plans	12 Months Ended
Dec. 31, 2018
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants except AEPTCo unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary, with the exception of the rate of compensation increase, and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans on the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		OPEB
	December 31,
Assumption	2018	2017	2018	2017
Discount Rate	4.30%	3.65%	4.30%	3.60%
Interest Crediting Rate	4.00%	4.00%	NA	NA

NA    Not applicable.

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2018	2017
AEP	4.85%	4.80%
AEP Texas	4.95%	4.90%
APCo	4.75%	4.60%
I&M	4.90%	4.85%
OPCo	5.00%	4.95%
PSO	4.90%	4.90%
SWEPCo	4.85%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.

For 2018, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			OPEB
	Year Ended December 31,
Assumption	2018	2017	2016	2018	2017	2016
Discount Rate	3.65%	4.05%	4.30%	3.60%	4.10%	4.30%
Interest Crediting Rate	4.00%	4.00%	4.00%	NA	NA	NA
Expected Return on Plan Assets	6.00%	6.00%	6.00%	6.00%	6.75%	7.00%

NA    Not applicable.

	Pension Plans
	Year Ended December 31,
Assumption – Rate of Compensation Increase (a)	2018	2017	2016
AEP	4.85%	4.80%	4.75%
AEP Texas	4.95%	4.90%	4.85%
APCo	4.75%	4.60%	4.55%
I&M	4.90%	4.85%	4.80%
OPCo	5.00%	4.95%	4.85%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.80%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation, third party forecasts and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions used for OPEB plans measurement purposes are shown below:

	December 31,
Health Care Trend Rates	2018	2017
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2024

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2018, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets, Funded Status and Amounts Recognized on the Balance Sheets

For the year ended December 31, 2018, the pension and OPEB plans had an actuarial gain due to an increase in the discount rate as well as updated estimates for future medical expenses in the OPEB plans. For the year ended December 31, 2017, the pension plans had an actuarial loss due to a decrease in the discount rate. The OPEB plans had an actuarial gain primarily due to a change in medical benefits for retirees which was partially offset by a decrease in the discount rate. The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets, funded status and the presentation on the balance sheets.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,215.8	$5,085.8	$1,332.0	$1,447.4
Service Cost	97.6	96.5	11.6	11.2
Interest Cost	187.8	203.1	47.4	59.3
Actuarial (Gain) Loss	(306.3)	182.4	(100.1)	(97.5)
Benefit Payments	(384.6)	(352.0)	(133.6)	(128.6)
Participant Contributions	—	—	36.5	39.5
Medicare Subsidy	—	—	0.7	0.7
Benefit Obligation as of December 31,	$4,810.3	$5,215.8	$1,194.5	$1,332.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$5,174.1	$4,827.3	$1,732.5	$1,545.9
Actual Gain (Loss) on Plan Assets	(104.9)	600.0	(118.3)	271.6
Company Contributions (a)	11.3	98.8	17.1	4.1
Participant Contributions	—	—	36.5	39.5
Benefit Payments	(384.6)	(352.0)	(133.6)	(128.6)
Fair Value of Plan Assets as of December 31,	$4,695.9	$5,174.1	$1,534.2	$1,732.5

Funded (Underfunded) Status as of December 31,	$(114.4)	$(41.7)	$339.7	$400.5

(a)
Contributions to the qualified pension plan were $0 and $93 million for the years ended December 31, 2018 and 2017, respectively. Contributions to the nonqualified pension plans were $11 million and $6 million for the years ended December 31, 2018 and 2017, respectively.

	Pension Plans		OPEB
	December 31,
AEP	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$36.3	$392.2	$463.0
Other Current Liabilities – Accrued Short-term Benefit Liability	(5.7)	(6.2)	(2.8)	(3.2)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(108.7)	(71.8)	(49.7)	(59.3)
Funded (Underfunded) Status	$(114.4)	$(41.7)	$339.7	$400.5

AEP Texas	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$441.3	$421.7	$107.1	$120.4
Service Cost	9.2	8.6	0.9	0.9
Interest Cost	16.0	17.1	3.8	4.9
Actuarial (Gain) Loss	(20.9)	25.6	(8.3)	(11.9)
Benefit Payments	(36.3)	(31.7)	(10.7)	(10.8)
Participant Contributions	—	—	3.1	3.6
Benefit Obligation as of December 31,	$409.3	$441.3	$95.9	$107.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$455.9	$416.6	$147.3	$134.1
Actual Gain (Loss) on Plan Assets	(9.3)	61.8	(14.6)	20.4
Company Contributions	0.4	9.2	4.8	—
Participant Contributions	—	—	3.1	3.6
Benefit Payments	(36.3)	(31.7)	(10.7)	(10.8)
Fair Value of Plan Assets as of December 31,	$410.7	$455.9	$129.9	$147.3

Funded Status as of December 31,	$1.4	$14.6	$34.0	$40.2

	Pension Plans		OPEB
	December 31,
AEP Texas	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$5.2	$18.6	$34.0	$40.2
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.4)	(0.4)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(3.4)	(3.6)	—	—
Funded Status	$1.4	$14.6	$34.0	$40.2

APCo	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$665.0	$654.0	$236.5	$255.6
Service Cost	9.3	9.4	1.1	1.1
Interest Cost	23.5	25.7	8.2	10.6
Actuarial (Gain) Loss	(49.2)	15.7	(21.9)	(13.4)
Benefit Payments	(45.5)	(39.8)	(24.7)	(24.3)
Participant Contributions	—	—	6.1	6.7
Medicare Subsidy	—	—	0.2	0.2
Benefit Obligation as of December 31,	$603.1	$665.0	$205.5	$236.5

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$651.7	$606.4	$273.4	$246.9
Actual Gain (Loss) on Plan Assets	(12.9)	74.9	(18.7)	41.6
Company Contributions	—	10.2	2.3	2.5
Participant Contributions	—	—	6.1	6.7
Benefit Payments	(45.5)	(39.8)	(24.7)	(24.3)
Fair Value of Plan Assets as of December 31,	$593.3	$651.7	$238.4	$273.4

Funded (Underfunded) Status as of December 31,	$(9.8)	$(13.3)	$32.9	$36.9

	Pension Plans		OPEB
	December 31,
APCo	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$62.3	$74.6
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.1)	(2.5)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9.8)	(13.3)	(27.3)	(35.2)
Funded (Underfunded) Status	$(9.8)	$(13.3)	$32.9	$36.9

I&M	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$624.3	$611.6	$153.5	$167.6
Service Cost	13.6	14.0	1.6	1.6
Interest Cost	22.1	24.3	5.4	6.9
Actuarial (Gain) Loss	(53.9)	10.8	(10.6)	(12.0)
Benefit Payments	(39.1)	(36.4)	(16.2)	(15.6)
Participant Contributions	—	—	4.5	4.9
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$567.0	$624.3	$138.3	$153.5

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$636.7	$586.1	$211.1	$186.6
Actual Gain (Loss) on Plan Assets	(13.8)	74.0	(12.1)	35.2
Company Contributions	—	13.0	—	—
Participant Contributions	—	—	4.5	4.9
Benefit Payments	(39.1)	(36.4)	(16.2)	(15.6)
Fair Value of Plan Assets as of December 31,	$583.8	$636.7	$187.3	$211.1

Funded Status as of December 31,	$16.8	$12.4	$49.0	$57.6

	Pension Plans		OPEB
	December 31,
I&M	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$18.0	$13.4	$49.0	$57.6
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(1.2)	(1.0)	—	—
Funded Status	$16.8	$12.4	$49.0	$57.6

OPCo	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$501.1	$492.9	$144.3	$164.0
Service Cost	7.7	7.5	0.9	0.9
Interest Cost	17.7	19.4	5.1	6.7
Actuarial (Gain) Loss	(36.6)	13.1	(9.4)	(16.6)
Benefit Payments	(36.0)	(31.8)	(15.8)	(15.5)
Participant Contributions	—	—	4.3	4.7
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$453.9	$501.1	$129.5	$144.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$509.1	$473.8	$198.5	$182.6
Actual Gain (Loss) on Plan Assets	(7.0)	58.9	(11.6)	26.7
Company Contributions	—	8.2	—	—
Participant Contributions	—	—	4.3	4.7
Benefit Payments	(36.0)	(31.8)	(15.8)	(15.5)
Fair Value of Plan Assets as of December 31,	$466.1	$509.1	$175.4	$198.5

Funded Status as of December 31,	$12.2	$8.0	$45.9	$54.2

	Pension Plans		OPEB
	December 31,
OPCo	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$12.6	$8.4	$45.9	$54.2
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(0.4)	(0.4)	—	—
Funded Status	$12.2	$8.0	$45.9	$54.2

PSO	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$276.6	$266.7	$69.4	$77.6
Service Cost	7.0	6.4	0.7	0.7
Interest Cost	9.9	10.7	2.5	3.2
Actuarial (Gain) Loss	(18.9)	10.1	(5.6)	(7.5)
Benefit Payments	(20.8)	(17.3)	(6.7)	(6.9)
Participant Contributions	—	—	2.0	2.3
Benefit Obligation as of December 31,	$253.8	$276.6	$62.3	$69.4

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$287.8	$266.0	$95.5	$86.4
Actual Gain (Loss) on Plan Assets	(5.9)	33.6	(9.2)	13.7
Company Contributions	0.1	5.5	2.7	—
Participant Contributions	—	—	2.0	2.3
Benefit Payments	(20.8)	(17.3)	(6.7)	(6.9)
Fair Value of Plan Assets as of December 31,	$261.2	$287.8	$84.3	$95.5

Funded Status as of December 31,	$7.4	$11.2	$22.0	$26.1

	Pension Plans		OPEB
	December 31,
PSO	2018	2017	2018	2017
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$9.7	$13.9	$22.0	$26.1
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(2.1)	(2.5)	—	—
Funded Status	$7.4	$11.2	$22.0	$26.1

SWEPCo	Pension Plans		OPEB
	2018	2017	2018	2017
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$314.6	$296.6	$80.3	$86.9
Service Cost	9.3	8.7	0.9	0.9
Interest Cost	11.3	12.3	2.8	3.6
Actuarial (Gain) Loss	(19.2)	16.3	(5.9)	(6.2)
Benefit Payments	(24.6)	(19.3)	(7.7)	(7.4)
Participant Contributions	—	—	2.3	2.5
Benefit Obligation as of December 31,	$291.4	$314.6	$72.7	$80.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$311.7	$287.3	$110.4	$96.8
Actual Gain (Loss) on Plan Assets	(7.3)	34.6	(9.2)	18.5
Company Contributions	1.2	9.1	2.7	—
Participant Contributions	—	—	2.3	2.5
Benefit Payments	(24.6)	(19.3)	(7.7)	(7.4)
Fair Value of Plan Assets as of December 31,	$281.0	$311.7	$98.5	$110.4

Funded (Underfunded) Status as of December 31,	$(10.4)	$(2.9)	$25.8	$30.1

	Pension Plans		OPEB
	December 31,
SWEPCo	2018	2017	2018	2017
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$25.8	$30.1
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(10.2)	(2.7)	—	—
Funded (Underfunded) Status	$(10.4)	$(2.9)	$25.8	$30.1

Amounts Included in Regulatory Assets, Deferred Income Taxes, AOCI and Income Tax Expense

The following tables show the components of the plans included in Regulatory Assets, Deferred Income Taxes, AOCI and Income Tax Expense and the items attributable to the change in these components:

AEP	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$1,355.2	$1,354.2	$419.8	$309.9
Prior Service Credit	—	—	(347.2)	(416.3)

Recorded as
Regulatory Assets	$1,267.9	$1,271.3	$52.5	$(82.4)
Deferred Income Taxes	18.4	17.4	4.2	(5.0)
Net of Tax AOCI	68.9	53.9	15.9	(15.6)
Income Tax Expense (a)	—	11.6	—	(3.4)

AEP	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$88.8	$(132.8)	$120.4	$(267.8)
Amortization of Actuarial Loss	(87.8)	(82.8)	(10.5)	(36.7)
Amortization of Prior Service Credit (Cost)	—	(1.0)	69.1	69.1
Change for the Year Ended December 31,	$1.0	$(216.6)	$179.0	$(235.4)

AEP Texas	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$182.0	$175.2	$38.0	$23.9
Prior Service Credit	—	—	(29.5)	(35.4)

Recorded as
Regulatory Assets	$168.2	$161.4	$8.7	$(10.2)
Deferred Income Taxes	2.9	2.9	—	(0.3)
Net of Tax AOCI	10.9	8.9	(0.2)	(0.8)
Income Tax Expense (a)	—	2.0	—	(0.2)

AEP Texas	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$14.0	$(11.1)	$14.9	$(23.6)
Amortization of Actuarial Loss	(7.2)	(7.0)	(0.8)	(3.2)
Amortization of Prior Service Credit	—	—	5.9	5.8
Change for the Year Ended December 31,	$6.8	$(18.1)	$20.0	$(21.0)

APCo	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$172.2	$182.5	$58.9	$48.0
Prior Service Credit	—	—	(50.4)	(60.4)

Recorded as
Regulatory Assets	$169.6	$179.9	$2.6	$(11.1)
Deferred Income Taxes	0.5	0.5	1.2	(0.3)
Net of Tax AOCI	2.1	1.7	4.7	(0.8)
Income Tax Expense (a)	—	0.4	—	(0.2)

APCo	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$0.3	$(23.3)	$12.8	$(38.6)
Amortization of Actuarial Loss	(10.6)	(10.4)	(1.9)	(6.3)
Amortization of Prior Service Credit (Cost)	—	(0.2)	10.0	10.1
Change for the Year Ended December 31,	$(10.3)	$(33.9)	$20.9	$(34.8)

I&M	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$80.6	$94.9	$54.7	$42.0
Prior Service Credit	—	—	(47.4)	(56.9)

Recorded as
Regulatory Assets	$78.4	$91.8	$6.5	$(14.0)
Deferred Income Taxes	0.5	0.7	0.2	(0.2)
Net of Tax AOCI	1.7	2.0	0.6	(0.6)
Income Tax Expense (a)	—	0.4	—	(0.1)

I&M	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(4.5)	$(28.6)	$13.9	$(34.9)
Amortization of Actuarial Loss	(9.8)	(9.7)	(1.2)	(4.4)
Amortization of Prior Service Credit (Cost)	—	(0.2)	9.5	9.4
Change for the Year Ended December 31,	$(14.3)	$(38.5)	$22.2	$(29.9)

OPCo	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$180.7	$189.6	$35.5	$22.6
Prior Service Credit	—	—	(34.7)	(41.6)

Recorded as
Regulatory Assets	$180.7	$189.6	$0.8	$(19.0)

OPCo	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(0.9)	$(18.0)	$14.0	$(31.3)
Amortization of Actuarial Loss	(8.0)	(7.8)	(1.1)	(4.3)
Amortization of Prior Service Credit (Cost)	—	(0.1)	6.9	6.9
Change for the Year Ended December 31,	$(8.9)	$(25.9)	$19.8	$(28.7)

PSO	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$77.6	$78.8	$28.3	$19.8
Prior Service Credit	—	—	(21.6)	(25.9)

Recorded as
Regulatory Assets	$77.6	$78.8	$6.7	$(6.1)

PSO	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$3.2	$(7.9)	$9.0	$(15.5)
Amortization of Actuarial Loss	(4.4)	(4.3)	(0.5)	(2.0)
Amortization of Prior Service Credit	—	—	4.3	4.3
Change for the Year Ended December 31,	$(1.2)	$(12.2)	$12.8	$(13.2)

SWEPCo	Pension Plans		OPEB
	December 31,
	2018	2017	2018	2017
Components	(in millions)
Net Actuarial Loss	$97.4	$97.4	$33.9	$24.7
Prior Service Credit	—	—	(26.2)	(31.4)

Recorded as
Regulatory Assets	$97.4	$97.4	$4.9	$(3.7)
Deferred Income Taxes	—	—	0.7	(0.6)
Net of Tax AOCI	—	—	2.1	(2.0)
Income Tax Expense (a)	—	—	—	(0.4)

SWEPCo	Pension Plans		OPEB
	2018	2017	2018	2017
Components	(in millions)
Actuarial (Gain) Loss During the Year	$5.5	$(1.5)	$9.8	$(18.4)
Amortization of Actuarial Loss	(5.5)	(4.9)	(0.6)	(2.3)
Amortization of Prior Service Credit (Cost)	—	(0.1)	5.2	5.2
Change for the Year Ended December 31,	$—	$(6.5)	$14.4	$(15.5)

(a)
Amounts relate to the re-measurement of Deferred Income Taxes as a result of Tax Reform. In accordance with the accounting guidance for “Income Taxes”, re-measurement of Deferred Income Taxes related to AOCI must flow through the statement of income.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

Pension and OPEB Assets

The fair value tables within Pension and OPEB Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries using the percentages in the table below:

	Pension Plan		OPEB
	December 31,
Company	2018	2017	2018	2017
AEP Texas	8.7%	8.8%	8.5%	8.5%
APCo	12.6%	12.6%	15.5%	15.8%
I&M	12.4%	12.3%	12.2%	12.2%
OPCo	9.9%	9.8%	11.4%	11.5%
PSO	5.6%	5.6%	5.5%	5.5%
SWEPCo	6.0%	6.0%	6.4%	6.4%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2018:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities (a):
Domestic	$277.3	$—	$—	$—	$277.3	5.9%
International	384.1	—	—	—	384.1	8.2%
Options	—	18.3	—	—	18.3	0.4%
Common Collective Trusts (c)	—	—	—	370.1	370.1	7.9%
Subtotal – Equities	661.4	18.3	—	370.1	1,049.8	22.4%

Fixed Income (a):
United States Government and Agency Securities	0.2	1,512.5	—	—	1,512.7	32.2%
Corporate Debt	—	1,082.9	—	—	1,082.9	23.0%
Foreign Debt	—	221.6	—	—	221.6	4.7%
State and Local Government	—	28.2	—	—	28.2	0.6%
Other – Asset Backed	—	7.4	—	—	7.4	0.2%
Subtotal – Fixed Income	0.2	2,852.6	—	—	2,852.8	60.7%

Infrastructure (c)	—	—	—	72.2	72.2	1.5%
Real Estate (c)	—	—	—	220.4	220.4	4.7%
Alternative Investments (c)	—	—	—	444.6	444.6	9.5%
Cash and Cash Equivalents (c)	(0.4)	36.3	—	11.9	47.8	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	8.3	8.3	0.2%

Total	$661.2	$2,907.2	$—	$1,127.5	$4,695.9	100.0%

(a)	Includes investment securities loaned to borrowers under the securities lending program. See the “Investments Held in Trust for Future Liabilities” section of Note 1 for additional information.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.
The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2018:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$233.3	$—	$—	$—	$233.3	15.2%
International	185.9	—	—	—	185.9	12.1%
Options	—	4.3	—	—	4.3	0.3%
Common Collective Trusts (b)	—	—	—	226.2	226.2	14.7%
Subtotal – Equities	419.2	4.3	—	226.2	649.7	42.3%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	163.6	163.6	10.7%
United States Government and Agency Securities	0.2	181.5	—	—	181.7	11.8%
Corporate Debt	—	188.6	—	—	188.6	12.3%
Foreign Debt	—	35.0	—	—	35.0	2.3%
State and Local Government	41.8	11.8	—	—	53.6	3.5%
Other – Asset Backed	—	0.2	—	—	0.2	—%
Subtotal – Fixed Income	42.0	417.1	—	163.6	622.7	40.6%

Trust Owned Life Insurance:
International Equities	—	49.4	—	—	49.4	3.2%
United States Bonds	—	154.4	—	—	154.4	10.1%
Subtotal – Trust Owned Life Insurance	—	203.8	—	—	203.8	13.3%

Cash and Cash Equivalents (b)	54.4	—	—	4.8	59.2	3.9%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(1.2)	(1.2)	(0.1)%

Total	$515.6	$625.2	$—	$393.4	$1,534.2	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2017:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities (a):
Domestic	$318.6	$—	$—	$—	$318.6	6.2%
International	507.7	—	—	—	507.7	9.8%
Options	—	26.9	—	—	26.9	0.5%
Common Collective Trusts (c)	—	—	—	452.9	452.9	8.7%
Subtotal – Equities	826.3	26.9	—	452.9	1,306.1	25.2%

Fixed Income (a):
United States Government and Agency Securities	—	1,376.5	—	—	1,376.5	26.6%
Corporate Debt	—	1,277.0	—	—	1,277.0	24.7%
Foreign Debt	—	296.9	—	—	296.9	5.7%
State and Local Government	—	31.7	—	—	31.7	0.6%
Other – Asset Backed	—	10.2	—	—	10.2	0.2%
Subtotal – Fixed Income	—	2,992.3	—	—	2,992.3	57.8%

Infrastructure (c)	—	—	—	59.5	59.5	1.2%
Real Estate (c)	—	—	—	290.3	290.3	5.6%
Alternative Investments (c)	—	—	—	446.0	446.0	8.6%
Cash and Cash Equivalents (c)	0.4	35.6	—	21.2	57.2	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	22.7	22.7	0.5%

Total	$826.7	$3,054.8	$—	$1,292.6	$5,174.1	100.0%

(a)	Includes investment securities loaned to borrowers under the securities lending program. See the “Investments Held in Trust for Future Liabilities” section of Note 1 for additional information.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Infrastructure	Real Estate	Alternative Investments	Total Level 3
(in millions)
Balance as of January 1, 2017	$57.6	$254.9	$411.1	$723.6
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	—	—	—
Relating to Assets Sold During the Period	—	—	—	—
Purchases and Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3 (a)	(57.6)	(254.9)	(411.1)	(723.6)
Balance as of December 31, 2017	$—	$—	$—	$—

(a)
The classification of Level 3 assets from the prior year was corrected in the current year presentation and included within the fair value hierarchy table as of December 31, 2017 as “Other” investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). Management concluded that these disclosure errors were immaterial individually and in the aggregate to all prior periods presented.

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2017:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$307.1	$—	$—	$—	$307.1	17.7%
International	306.9	—	—	—	306.9	17.7%
Options	—	9.4	—	—	9.4	0.5%
Common Collective Trusts (b)	—	—	—	153.6	153.6	8.9%
Subtotal – Equities	614.0	9.4	—	153.6	777.0	44.8%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	185.0	185.0	10.7%
United States Government and Agency Securities	—	187.4	—	—	187.4	10.8%
Corporate Debt	—	214.1	—	—	214.1	12.4%
Foreign Debt	—	40.7	—	—	40.7	2.4%
State and Local Government	49.7	16.8	—	—	66.5	3.8%
Other – Asset Backed	—	0.2	—	—	0.2	—%
Subtotal – Fixed Income	49.7	459.2	—	185.0	693.9	40.1%

Trust Owned Life Insurance:
International Equities	—	105.4	—	—	105.4	6.1%
United States Bonds	—	118.2	—	—	118.2	6.8%
Subtotal – Trust Owned Life Insurance	—	223.6	—	—	223.6	12.9%

Cash and Cash Equivalents (b)	36.7	—	—	4.2	40.9	2.4%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(2.9)	(2.9)	(0.2)%

Total	$700.4	$692.2	$—	$339.9	$1,732.5	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

Accumulated Benefit Obligation

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,560.7	$393.2	$588.3	$536.3	$438.3	$238.0	$271.6
Nonqualified Pension Plans	64.9	3.6	0.2	0.6	0.2	2.2	1.2
Total as of December 31, 2018	$4,625.6	$396.8	$588.5	$536.9	$438.5	$240.2	$272.8

Accumulated Benefit Obligation	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,951.3	$421.4	$648.0	$592.4	$483.4	$256.9	$289.4
Nonqualified Pension Plans	73.9	3.8	0.2	0.4	0.1	2.7	2.2
Total as of December 31, 2017	$5,025.2	$425.2	$648.2	$592.8	$483.5	$259.6	$291.6

Obligations in Excess of Fair Values

The tables below show the underfunded pension plans that had obligations in excess of plan assets.

Projected Benefit Obligation

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,810.3	$3.8	$603.1	$1.2	$0.4	$2.3	$291.4
Fair Value of Plan Assets	4,695.9	—	593.3	—	—	—	281.0
Underfunded Projected Benefit Obligation as of December 31, 2018	$(114.4)	$(3.8)	$(9.8)	$(1.2)	$(0.4)	$(2.3)	$(10.4)

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$78.0	$4.0	$665.0	$1.0	$0.4	$2.7	$314.6
Fair Value of Plan Assets	—	—	651.7	—	—	—	311.7
Underfunded Projected Benefit Obligation as of December 31, 2017	$(78.0)	$(4.0)	$(13.3)	$(1.0)	$(0.4)	$(2.7)	$(2.9)

Accumulated Benefit Obligation

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Accumulated Benefit Obligation	$64.9	$3.6	$0.2	$0.6	$0.2	$2.2	$1.2
Fair Value of Plan Assets	—	—	—	—	—	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2018	$(64.9)	$(3.6)	$(0.2)	$(0.6)	$(0.2)	$(2.2)	$(1.2)

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Accumulated Benefit Obligation	$73.9	$3.8	$0.2	$0.4	$0.1	$2.7	$2.2
Fair Value of Plan Assets	—	—	—	—	—	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2017	$(73.9)	$(3.8)	$(0.2)	$(0.4)	$(0.1)	$(2.7)	$(2.2)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2019:

Company	Pension Plans	OPEB
	(in millions)
AEP	$98.7	$4.5
AEP Texas	8.0	0.1
APCo	7.7	2.1
I&M	1.1	—
OPCo	0.5	—
PSO	0.2	—
SWEPCo	7.9	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$339.8	$30.8	$43.4	$36.2	$34.3	$19.0	$21.4
2020	344.2	34.3	42.8	36.4	34.5	19.5	21.8
2021	354.2	34.9	43.4	37.5	34.0	21.2	22.9
2022	357.3	33.5	43.6	38.9	33.9	20.4	23.8
2023	364.1	34.9	44.2	40.3	34.7	23.1	24.0
Years 2024 to 2028, in Total	1,808.2	164.7	220.2	210.6	163.3	102.5	120.5

OPEB Benefit Payments	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$122.0	$10.0	$22.0	$14.8	$14.5	$6.3	$7.1
2020	126.5	10.5	22.5	15.4	14.8	6.8	7.5
2021	127.1	10.7	22.2	15.7	14.8	6.8	7.8
2022	127.2	10.9	22.1	15.7	14.7	7.0	8.0
2023	126.3	10.9	21.6	15.6	14.5	7.1	8.1
Years 2024 to 2028, in Total	618.8	53.6	103.4	75.6	69.1	34.9	41.5

OPEB Medicare Subsidy Receipts	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$0.2	$—	$0.2	$—	$—	$—	$—
2020	0.2	—	0.2	—	—	—	—
2021	0.3	—	0.2	—	—	—	—
2022	0.3	—	0.2	—	—	—	—
2023	0.3	—	0.2	—	—	—	—
Years 2024 to 2028, in Total	1.5	—	0.7	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans:

AEP	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$97.6	$96.5	$85.8	$11.6	$11.2	$10.2
Interest Cost	187.8	203.1	211.6	47.4	59.3	60.9
Expected Return on Plan Assets	(290.3)	(284.8)	(280.3)	(102.2)	(101.3)	(107.0)
Amortization of Prior Service Cost (Credit)	—	1.0	2.3	(69.1)	(69.1)	(69.0)
Amortization of Net Actuarial Loss	85.2	82.8	83.8	10.5	36.7	31.4
Settlements	2.6	—	—	—	—	—
Net Periodic Benefit Cost (Credit)	82.9	98.6	103.2	(101.8)	(63.2)	(73.5)
Capitalized Portion	(41.1)	(39.9)	(37.8)	(4.9)	25.6	26.9
Net Periodic Benefit Cost (Credit) Recognized in Expense	$41.8	$58.7	$65.4	$(106.7)	$(37.6)	$(46.6)

AEP Texas	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$9.2	$8.6	$7.5	$0.9	$0.9	$0.7
Interest Cost	16.0	17.1	17.8	3.8	4.9	5.1
Expected Return on Plan Assets	(25.6)	(25.0)	(24.5)	(8.6)	(8.8)	(9.3)
Amortization of Prior Service Cost (Credit)	—	—	0.4	(5.9)	(5.8)	(6.0)
Amortization of Net Actuarial Loss	7.2	7.0	7.1	0.8	3.2	2.8
Net Periodic Benefit Cost (Credit)	6.8	7.7	8.3	(9.0)	(5.6)	(6.7)
Capitalized Portion	(4.8)	(4.0)	(3.6)	(0.5)	2.9	3.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$2.0	$3.7	$4.7	$(9.5)	$(2.7)	$(3.3)

APCo	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$9.3	$9.4	$8.1	$1.1	$1.1	$1.0
Interest Cost	23.5	25.7	27.2	8.2	10.6	10.8
Expected Return on Plan Assets	(36.6)	(35.8)	(35.3)	(16.0)	(16.5)	(17.3)
Amortization of Prior Service Cost (Credit)	—	0.2	0.1	(10.0)	(10.1)	(10.1)
Amortization of Net Actuarial Loss	10.6	10.4	10.8	1.9	6.3	5.4
Net Periodic Benefit Cost (Credit)	6.8	9.9	10.9	(14.8)	(8.6)	(10.2)
Capitalized Portion	(3.8)	(4.0)	(4.1)	(0.5)	3.5	3.9
Net Periodic Benefit Cost (Credit) Recognized in Expense	$3.0	$5.9	$6.8	$(15.3)	$(5.1)	$(6.3)

I&M	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$13.6	$14.0	$12.2	$1.6	$1.6	$1.5
Interest Cost	22.1	24.3	25.3	5.4	6.9	7.0
Expected Return on Plan Assets	(35.7)	(34.6)	(33.6)	(12.3)	(12.2)	(12.9)
Amortization of Prior Service Cost (Credit)	—	0.2	0.1	(9.5)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	9.8	9.7	10.0	1.2	4.4	3.7
Net Periodic Benefit Cost (Credit)	9.8	13.6	14.0	(13.6)	(8.7)	(10.1)
Capitalized Portion	(5.6)	(5.5)	(3.3)	(0.7)	3.5	2.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.2	$8.1	$10.7	$(14.3)	$(5.2)	$(7.7)

OPCo	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$7.7	$7.5	$6.5	$0.9	$0.9	$0.8
Interest Cost	17.7	19.4	20.6	5.1	6.7	7.0
Expected Return on Plan Assets	(28.8)	(27.9)	(27.6)	(11.7)	(11.9)	(13.0)
Amortization of Prior Service Cost (Credit)	—	0.1	0.1	(6.9)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	8.0	7.8	8.1	1.1	4.3	3.8
Net Periodic Benefit Cost (Credit)	4.6	6.9	7.7	(11.5)	(6.9)	(8.3)
Capitalized Portion	(3.6)	(3.3)	(3.4)	(0.4)	3.3	3.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	$1.0	$3.6	$4.3	$(11.9)	$(3.6)	$(4.6)

PSO	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$7.0	$6.4	$6.2	$0.7	$0.7	$0.6
Interest Cost	9.9	10.7	11.2	2.5	3.2	3.3
Expected Return on Plan Assets	(16.1)	(15.6)	(15.5)	(5.6)	(5.6)	(6.1)
Amortization of Prior Service Cost (Credit)	—	—	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	4.4	4.3	4.4	0.5	2.0	1.8
Net Periodic Benefit Cost (Credit)	5.2	5.8	6.6	(6.2)	(4.0)	(4.7)
Capitalized Portion	(2.6)	(2.1)	(2.4)	(0.3)	1.4	1.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	$2.6	$3.7	$4.2	$(6.5)	$(2.6)	$(3.0)

SWEPCo	Pension Plans			OPEB
	Years Ended December 31,
	2018	2017	2016	2018	2017	2016
	(in millions)
Service Cost	$9.3	$8.7	$8.1	$0.9	$0.9	$0.8
Interest Cost	11.3	12.3	12.4	2.8	3.6	3.6
Expected Return on Plan Assets	(17.3)	(17.0)	(16.4)	(6.4)	(6.3)	(6.8)
Amortization of Prior Service Cost (Credit)	—	0.1	0.3	(5.2)	(5.2)	(5.0)
Amortization of Net Actuarial Loss	5.1	4.9	4.8	0.6	2.3	1.9
Settlements	0.4	—	—	—	—	—
Net Periodic Benefit Cost (Credit)	8.8	9.0	9.2	(7.3)	(4.7)	(5.5)
Capitalized Portion	(3.1)	(2.7)	(2.7)	(0.3)	1.4	1.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.7	$6.3	$6.5	$(7.6)	$(3.3)	$(3.9)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the UMWA.  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant:

	Year Ended December 31,
Company	2018	2017	2016
	(in millions)
AEP	$71.8	$74.6	$72.9
AEP Texas	5.7	6.0	5.2
APCo	7.5	7.4	7.3
I&M	10.5	10.7	10.9
OPCo	6.3	6.1	5.6
PSO	4.5	5.0	4.3
SWEPCo	5.9	6.0	5.7

UMWA Benefits

Health and Welfare Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  AEP and APCo administer the health and welfare benefits and pay them from their general assets.

Multiemployer Pension Benefits (Applies to AEP)

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement and the plan documents. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  A withdrawing employer may be subject to a withdrawal liability, which is calculated based upon that employer’s share of the plan’s unfunded benefit obligations.  If an employer fails to make required contributions or if its payments in connection with its withdrawal liability fall short of satisfying its share of the plan’s unfunded benefit obligations, the remaining employers may be allocated a greater share of the remaining unfunded plan obligations. Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan years ending June 30, 2018 and 2017, without utilization of extended amortization provisions.  As required under the PPA, the Plan adopted a Rehabilitation Plan in February 2015 which was updated in 2016, 2017 and April 2018.

The amounts contributed by AEP affiliates in 2018, 2017 and 2016 were immaterial and represent less than 5% of the total contributions in the plan’s latest annual report based on the plan year ended June 30, 2017.  UMWA pension contributions included a surcharge of 10% from July 2015 through June 2016 at which time new base contribution rates went into effect with no associated surcharges.

Under the terms of the UMWA pension plan, contributions will be required to continue beyond the December 31, 2020 expiration of the current collective bargaining agreement between the Cook Coal Terminal (CCT) facility and the UMWA, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined in accordance with the terms of the UMWA pension plan by reference to the National Bituminous Coal Wage Agreement, subject to periodic revisions, between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the planned closure of CCT in 2022, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is the estimated value of the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2018 and 2017, the liability balance was $15 million and $19 million, respectively. AEP recovers the estimated UMWA pension withdrawal liability through fuel clauses in certain regulated jurisdictions. AEP records a regulatory asset on the balance sheets when the UMWA pension withdrawal liability exceeds the cumulative billings collected and a regulatory liability on the balance sheets when the cumulative billings collected exceed the withdrawal liability. As of December 31, 2018, AEP recorded a regulatory liability on the balance sheets for $3 million and as of December 31, 2017, AEP recorded a regulatory asset on the balance sheets for $1 million. If any portion of the UMWA pension withdrawal liability is not recoverable, it could reduce future net income and cash flows and impact financial condition.